Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 44.0
2017	45.5
2018	47.2
2019	48.9
2020	50.5
2021-2025	283.5
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	3.9
2017	4.1
2018	4.3
2019	4.5
2020	4.5
2021-2025	21.3
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	2.8
2017	2.8
2018	2.8
2019	2.9
2020	2.9
2021-2025	$ 14.1